Expense Example	Feb. 28, 2025 USD ($)
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616